Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Fee Rate	0.01381%
Offering Note	An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered pursuant to this Registration Statement at indeterminate prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered or sold pursuant to this Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	117,666,665
Maximum Aggregate Offering Price	$ 3,167,586.80
Carry Forward Form Type	S-3
Carry Forward File Number	333-273939
Carry Forward Initial Effective Date	Aug. 11, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 349,068.00
Offering Note	Consists of 117,666,665 shares of Class A common stock to be sold by the Selling Securityholders, including 51,449,195 shares of Class A common stock issuable upon redemption of outstanding LLC Interests. Pursuant to Rule 415(a)(6), Fluence Energy, Inc. includes on this registration statement 117,666,665 shares of Class A common stock (the "Unsold Securities") to be offered by the selling stockholders for which a filing fee in the amount of $349,068 (based on the filing fee rates in effect at the time such shares were initially registered) were previously paid in connection with the filing of the Registration Statement on Form S-3, File No. 333-273939 (the "Prior Registration Statement"), initially filed with the Securities and Exchange Commission on August 11, 2023, and the filing fee previously paid will continue to apply to the Unsold Securities to be offered by the selling stockholders. The Prior Registration Statement will be deemed terminated as of the filing date of this Registration Statement.